Taxation - Reconciliations of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliations of the income tax expenses
Loss before income tax expense	¥ (2,159,355)	$ (313,076)	¥ (152,812)	¥ (188,877)
Income tax credit computed at PRC statutory income tax rate of 25%	(539,839)		(38,203)	(47,219)
Tax effect of tax-exempt entity and preferential tax rate	(321,507)		(89,928)	30,140
Tax effect of R&D Deduction and others	(648,317)		(314,141)	(144,503)
Non-deductible expenses	566,597		318,185	21,511
Change in valuation allowance	816,059		292,730	117,224
Income tax (benefit)/expense	¥ (127,007)	$ (18,414)	¥ 168,643	¥ (22,847)
PRC statutory tax rate (in percent)	25.00%	25.00%